Revision of Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2024
Revision of Prior Period Financial Statements [Abstract]
Schedule of Statements of Financial Position

Revised Consolidated Statements of Financial Position

	As of December 31, 2022
	As reported	Adjustment	As revised
	USD	USD	USD
Deferred tax assets	71,065	7,480	78,545
Total Non-current assets	560,582	7,480	568,062
Total assets	5,760,302	7,480	5,767,782
Trade and other payables	1,969,741	44,002	2,013,743
Total Current Liabilities	3,470,821	44,002	3,514,823
Total Liabilities	4,782,131	44,002	4,826,133
Accumulated deficit	(270,015)	(36,522)	(306,537)
Equity (deficit) attributable to owners of the Company	978,847	(36,522)	942,325
Total equity (deficit)	978,171	(36,522)	941,649

Schedule of Statements of Profit or Loss and Other Comprehensive Income

Revised consolidated Statements of Profit or Loss and Other Comprehensive Income

	For the year ended December 31, 2022
	As reported	Adjustment	As revised
	USD	USD	USD
Cost of revenue	(17,496,915)	46,784	(17,450,131)
Gross profit	2,525,614	46,784	2,572,398
Operating profit	1,186,076	46,784	1,232,860
Finance cost	(285,368)	(44,002)	(329,370)
Profit before tax	900,708	2,782	903,490
Income tax (expenses)	(141,676)	(474)	(142,150)
Profit for the year	759,032	2,308	761,340
Total comprehensive income for the year	785,963	2,308	788,271

Schedule of Statement of Changes in Equity

Revised Consolidated Statement of Changes in Equity

	Accumulated deficit	Total	Total Equity (Deficit)
	USD	USD	USD
As Reported
Balance at January 1, 2021	(708,280)	303,165	303,165
Profit for the year	401,690	401,690	401,690
Total comprehensive income for the year	401,690	391,751	391,751
Balance at December 31, 2021	(1,029,335)	(27,829)	(27,829)

Profit for the year	759,320	759,320	759,032
Total comprehensive income for the year	759,320	786,639	785,963
Balance at December 31, 2022	(270,015)	978,847	978,171

Adjustment
Balance at January 1, 2021	–	–	–
Loss for the year	(38,830)	(38,830)	(38,830)
Total comprehensive loss for the year	(38,830)	(38,830)	(38,830)
Balance at December 31, 2021	(38,830)	(38,830)	(38,830)

Profit for the year	2,308	2,308	2,308
Total comprehensive income for the year	2,308	2,308	2,308
Balance at December 31, 2022	(36,522)	(36,522)	(36,522)

As Revised
Balance at January 1, 2021	(708,280)	303,165	303,165
Profit for the year	362,860	362,860	362,860
Total comprehensive income for the year	362,860	352,921	352,921
Balance at December 31, 2021	(1,068,165)	(66,659)	(66,659)

Profit for the year	761,628	761,628	761,340
Total comprehensive income for the year	761,628	788,947	788,271
Balance at December 31, 2022	(306,537)	942,325	941,649

Schedule of Statements of Cash Flows

Revised Consolidated Statements of Cash Flows

	For the year ended December 31, 2022
	As reported	Adjustment	As revised
	USD	USD	USD
Profit for the year	759,032	2,308	761,340
Finance Cost	285,368	44,002	329,370
Income tax expenses	141,676	474	142,150
Trade and other payables	(42,985)	(46,784)	(89,769)
Net cash provided by operating activities	935,273	-	935,273